Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from January 1 to April 15, 2026, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy to strengthen its financial position. These amounts are reflected in the table below:

Date	Strengthening of financial position
January 16,	Ps.	12,471,690
January 23	12,216,400
February 23,	18,592,882
March 31,	15,065,419

Total	Ps.	58,346,391